SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

17. SHARE-BASED COMPENSATION

2014 Restricted Shares Plan

On April 22 and April 24, 2014, the board of directors and the shareholders of the Company approved to adopt a restricted shares plan (the “2014 Restricted Shares Plan”), respectively. Under the 2014 Restricted Shares Plan, the Company is authorized to issue up to 122,545,665 Class A ordinary shares pursuant to the grant of restricted shares and restricted share units thereunder.  Unless terminated earlier, the 2014 Restricted Shares Plan will terminate automatically in 2024. As of December 31,2015, the share awards granted under 2014 Restricted Shares Plan had vesting terms of no longer than 5 years from the date of grant.  The following table summarizes the Group’s restricted shares with an option feature activity under the 2014 Restricted Shares Plan during the year ended December 31, 2015:

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2015	—	—	—
Granted	20,808,900	0.30	2.21
Forfeited	(811,000)	0.34	2.30
Exercised	(200,000)	—	2.58

Outstanding at December 31, 2015	19,797,900	0.30	2.20	8.31	25,801

Vested and expected to vest at December 31, 2015	17,358,555	0.29	2.23	8.31	22,692

Exercisable as at December 31, 2015	584,000	0.00	2.58	8.31	934

Total intrinsic value of restricted shares with an option feature exercised for the year ended December 31, 2015 was RMB2,028 (US$313).

The grant date fair value of each restricted share with an option feature is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for grants in 2015:

Year ended December 31, 2015
Fair value of ordinary share (US$)	1.60~2.58
Risk-free interest rates	2.68%~2.97%
Expected volatility range	53.1%~63.3%
Expected dividend yield	0%
Expected exercise multiple	2.2
Fair value per option granted (US$)	1.17~2.58

The risk-free interest rate for periods within the contractual life of the restricted shares with an option feature is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical volatility ordinary shares of several comparable companies in the same industry. The dividend yield is estimated based on our expected dividend policy over the expected term of the restricted shares with an option feature. The expected exercise multiple is based on management’s estimation, which the Company believes is representative of the future.

Share-based compensation expenses recorded in respect of the 2014 Restricted Shares Plan amounted to RMB71,772 (US$11,080) for the year ended December 31, 2015.

As of December 31, 2015,  200,000 Class A ordinary shares were issued and outstanding for the exercised share awards under the 2014 Restricted Shares Plan.

As of December 31, 2015, there was RMB177,524 (US$27,405) of total unrecognized share-based compensation expenses related to non-vested restricted shares with an option feature and the cost is expected to be recognized over a weighted average period of 2.48years. Total estimation share-based compensation expenses may be adjusted for future changes in estimated forfeitures.

2013 Incentive Scheme

On January 2, 2014, the Company adopted an equity incentive scheme (the “2013 Incentive Scheme”). The 2013 Incentive Scheme provides for the grant of ordinary shares, restricted shares, share options and share appreciation rights to the employees, directors or non-employee consultants of the Company. The maximum number of the Company’s ordinary shares which may be issued under the 2013 Incentive Scheme is 64,497,718. The 2013 Incentive Scheme is valid and effective for a term of ten years commencing from its adoption. Except for service conditions, there were no other vesting conditions for all the awards under 2013 Incentive Scheme. As of December 31, 2015, all the share awards granted under 2013 Incentive Scheme were restricted shares with an option feature with vesting terms of no longer than 5 years from the date of grant.

The fair value of restricted shares with an option feature was determined by reference to the fair value of the Company’s ordinary shares at their respective grant date, which was valued based on retrospective valuation with the assistance of an independent third party valuation firm using the binomial tree model for an option pricing applied. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares. Subsequent to the IPO, fair value of the ordinary shares was determined based the price of the Company’s publicly traded ADSs.

The following table summarizes the Group’s restricted shares with an option feature activity under the 2013 Incentive Scheme during the year ended December 31, 2015:

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2015	55,292,131	0.34	1.03	9.01	64,802
Granted	11,005,000	0.31	2.16
Forfeited	(3,087,000)	0.34	1.25
Exercised	(1,889,800)	0.34	0.93

Outstanding at December 31, 2015	61,320,331	0.33	1.23	8.01	77,726

Vested and expected to vest at December 31, 2015	59,733,636	0.33	1.22	8.01	75,704

Exercisable as at December 31, 2015	10,023,493	0.33	1.09	8.01	12,752

Total intrinsic value of restricted shares with an option feature exercised for the year ended December 31, 2015 was RMB26,613 (US$4,108).

The grant date fair value of each restricted shares with an option feature is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for grants in 2015:

Year ended December 31, 2015
Fair value of ordinary share (US$)	1.45~2.87
Risk-free interest rates	2.40%~2.99%
Expected volatility range	52.6%~63.8%
Expected dividend yield	0%
Expected exercise multiple	2.2
Fair value per option granted (US$)	1.16~2.58

The risk-free interest rate for periods within the contractual life of the restricted shares with an option feature is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical volatility ordinary shares of several comparable companies in the same industry. The dividend yield is estimated based on our expected dividend policy over the expected term of the restricted shares with an option feature. The expected exercise multiple is based on management’s estimation, which the Company believes is representative of the future.

Share-based compensation expenses recorded in respect of the 2013 Incentive Scheme amounted to nil, RMB126,399 and RMB139,422(US$21,523) for the years ended December 31, 2013, 2014 and 2015, respectively.

As of December 31, 2014 and 2015, 1,000 and 1,890,800 Class A ordinary shares were issued and outstanding for the exercised share awards under the 2013 Incentive Scheme, respectively.

As of December 31, 2015, there was RMB210,455 (US$32,489) of total unrecognized share-based compensation expenses related to non-vested restricted shares with an option feature and the cost is expected to be recognized over a weighted average period of 2.41 years. Total estimation share-based compensation expenses may be adjusted for future changes in estimated forfeitures.

2011 Share Award Scheme

On May 26, 2011, the board of directors of the Company approved and adopted the 2011 Share Award Scheme, as amended in September 2013, to recognize the contributions of certain employees and to give incentives thereto in order to retain them for the continued operation and development of the Group. Under the 2011 Share Award Scheme, the board of directors may grant restricted shares to its employees and directors to receive an aggregate of no more than 100,000,000 ordinary shares of the Company (excluding shares which have lapsed or have been forfeited) as at the date of such grant. Unless early terminated by the board of directors of the Company, the 2011 Share Award Scheme is valid and effective for a term of ten years commencing from its adoption.

Under the 2011 Share Award Scheme, grantees have no dividend or voting rights until the restricted shares are vested. The restricted shares, unvested or vested, may not, at any time prior to being transferred to employees and the initial public offering of the Company, be assigned, alienated, pledged, attached, sold or otherwise transferred or encumbered. Upon the occurrence of certain contingent events which are considered outside the Company’s control, the Company has the right to repurchase all of an employee’s vested restricted shares for an aggregate consideration of US$1.00 and any unvested shares would be forfeited.

The Group has set up the Share Award Scheme Trust for the purpose of administering the 2011 Share Award Scheme and holding shares awarded to the employees before they vest. As of December 31, 2015, 1,273,840 (2014: 5,270,620) forfeited and ungranted restricted shares are held by the Share Award Scheme and available to be granted in the future.

Among the 2013 grants, 3,000,000 restricted shares were granted to two employees who have the unilateral right to request the Company to repurchase their vested restricted shares at a fixed price of RMB4 per share (if certain breaching conditions considered within the control of the employee are not met). The Company also has the option to repurchase up to all of the vested restricted shares at a fixed price of RMB4 per share if (i) the employee has served the Company for more than a year but less than four years; and (ii) employment is terminated for any reason either by the Company or the employee. The restricted shares are accounted for as tandem awards as they provide the employees the option to put the restricted shares back to the Company and therefore, have both an equity and liability component.

The equity portion of the restricted share is recognized as share-based compensation based on its grant date fair value over the requisite service period of four years. The redemption right liability as of December 31, 2014 and 2015 were and RMB520 and RMB474(US$73), respectively. The redemption right liability considers the fair value of the employee’s redemption right as of the end of a reporting period and the number of restricted shares that have vested to date. The change in the fair value of the redemption right liability of RMB24 (US$4) was recorded as share-based compensation expenses and RMB22 (US$3) was recorded in changes in fair value of put options granted to employees, respectively.

The fair value of restricted shares was determined by reference to the fair value of the Company’s ordinary shares at their respective grant dates, which was valued based on retrospective valuation with the assistance of an independent third party valuation firm using a discounted cash flow. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares. Subsequent to the IPO, fair value of the ordinary shares was determined based on the price of the Company’s publicly traded ADSs.

The following table summarizes the restricted shares activity pursuant to the 2011 Share Award Scheme for the year ended December 31, 2015:

	Number of ordinary shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2015	38,398,753	0.55
Granted	6,380,530	1.91
Vested	(20,192,560)	0.36
Forfeited	(2,383,750)	0.63

Unvested at December 31, 2015	22,202,973	1.11

Share-based compensation expenses recorded in respect of the 2011 Share Award Scheme amounted to RMB35,527, RMB41,259 and RMB72,535 (US$11,197) for the years ended December 31, 2013, 2014 and 2015, respectively.

As of December 31, 2015, the total estimated unrecognized share-based compensation expenses related to restricted shares awarded to employees pursuant to the 2011 Share Award Scheme amounted to RMB68,582 (US$10,587), net of estimated forfeitures, and is expected to be recognized over a weighted-average period of 1.92 years. Total unrecognized share-based compensation expenses may be adjusted for future changes in estimated forfeitures.

The total fair value of vested restricted shares on their respective vesting dates during the years ended December 31, 2013, 2014 and 2015 were RMB74,962, RMB243,214 and RMB301,715 (US$46,577), respectively.

Other Share Incentive Awards

In addition to awards granted pursuant to the Group’s share incentive plans stated above, the Group granted some restricted shares to certain individuals for their employment or consultant service with the Group in connection with certain investments and acquisitions made by the Group. Such awards are subjected to such employees and consultants’ continued employment with the Group for specified terms.

The following table summarizes the restricted shares activity pursuant to the Other Share Incentive Award for the year ended December 31, 2015:

	Number of ordinary shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2015	—	—
Granted	4,627,940	2.26
Vested	(926,023)	2.17
Forfeited	(11,250)	2.58

Unvested at December 31, 2015	3,690,667	2.28

Share-based compensation expenses recorded in respect of the Other Share Incentive Award amounted to nil, nil and RMB24,926 (US$3,848) for the years ended December 31, 2013, 2014 and 2015, respectively.

As of December 31, 2015, the total estimated unrecognized share-based compensation expenses related to the Other Share Incentive Award to grantees amounted to RMB25,993 (US$4,013), net of estimated forfeitures, and is expected to be recognized over a weighted-average period of 1.57 years. Total unrecognized share-based compensation expenses may be adjusted for future changes in estimated forfeitures.

The total fair value of vested restricted shares on their respective vesting dates during the years ended December 31, 2013, 2014 and 2015 were nil, nil and RMB12,247 (US$1,891), respectively.

Kingsoft shares awarded to the Group’s employees

On March 31, 2008, the board of directors of Kingsoft approved and adopted the share award scheme (the “Kingsoft Share Award Scheme”) in which selected employees of Kingsoft (including its subsidiaries and VIEs) are entitled to participate.

The Group determined that all Kingsoft awarded shares granted to employees of the Group are classified and accounted for as equity awards. The fair value of awarded shares granted under the Kingsoft Share Award Scheme was determined based on the fair market value of Kingsoft’s ordinary shares at the grant date.

A summary of the awarded shares activity, relating to awarded shares held by employees of the Group pursuant to the Kingsoft Share Award Scheme for the year ended December 31, 2015, is presented below:

	Number of Kingsoft ordinary shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2015	2,209,000	1.73
Granted	63,000	2.9
Vested	(439,000)	0.5
Forfeited	(496,000)	2.5

Unvested at December 31, 2015	1,337,000	1.9

Share-based compensation expenses recorded in respect of the Kingsoft Share Award Scheme amounted to RMB1,869, RMB5,616 and RMB5,525 (US$853) for the years ended December 31, 2013, 2014 and 2015, respectively.

As of December 31, 2015, the total estimated unrecognized share-based compensation expenses related to awarded shares granted to the Group’s employees pursuant to the Kingsoft Share Award Scheme amounted to RMB3,755 (US$580), net of estimated forfeitures, and is expected to be recognized over a weighted-average period of 0.88 years.

The total fair value of vested awarded shares on their respective vesting dates during the years ended December 31, 2013, 2014 and 2015 were RMB11,240,  RMB18,560 and RMB28,991 (US$4,475), respectively.

A  Subsidiary’s incentive compensation

Moxiu Technology, a subsidiary acquired by the Group in 2015, adopted its own equity incentive awards plan. The share-based compensation expenses recognized since the acquisition and the unrecognized share-based compensation as of December 31, 2015 were insignificant.

Total share-based compensation expenses recorded by the Group are as follows:

	Years ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Cost of revenues	10	1,393	1,523	235
Research and development	14,520	51,176	142,682	22,026
Selling and marketing	2,835	7,407	18,068	2,789
General and administrative	20,031	113,298	153,134	23,640

	37,396	173,274	315,407	48,690